Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 81,723,721	$ 78,964,084
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	81,723,721	78,964,084
Total | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,877,008	7,736,716
Total | Stable value funds/Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	47,218,263	45,569,704
Total | Company stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	25,628,450	25,657,664
Level 1 Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,877,008	7,736,716
Level 1 Fair Value | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,877,008	7,736,716
Level 1 Fair Value | Stable value funds/Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 Fair Value | Company stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	72,846,713	71,227,368
Level 2 Fair Value | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 Fair Value | Stable value funds/Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	47,218,263	45,569,704
Level 2 Fair Value | Company stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	25,628,450	$ 25,657,664
Level 3 Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0